Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Leases [Line Items]
Impairment charges on real estate assets	€ 8	€ 43	€ 123
Expenses relating to short-term leases	5	4
Lease commitment amount for leases not commenced	€ 53
Weighted average incremental borrowing rate applied to lease liabilities	5.90%
Right-of-use assets
Disclosure of Leases [Line Items]
Non-cash impairment charge	€ 5	€ 25	€ 74
Property and equipment | Top of Range
Disclosure of Leases [Line Items]
Expected lease term	11 years